Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated July 20, 2018 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2018 for the following Series and Classes of the Fund:

Strategic Income Moderate Series (the “Series”) – Class I and S

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus, and Statement of Additional Information, and should be read in conjunction with those documents.

As of August 20, 2018 (the “Effective Date”), the name and asset allocation ranges of the Series will be changed as follows:

	Current	New
Series Name	Strategic Income Moderate Series	Income Series
Asset Allocation Ranges	Stock Range: 35% - 65% Bond Range: 35% - 65%	Stock Range: 25% - 55% Bond Range: 45% - 75%

Accordingly, as of the Effective Date, the Prospectus, Summary Prospectus and Statement of Additional Information are hereby supplemented and revised as follows:

1)	All references to the Strategic Income Moderate Series are hereby revised to refer to the Income Series.

2)	The fourth paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and the corresponding section of the Prospectus is hereby deleted and replaced by the following:

The Series is managed with a less conservative asset allocation than the Strategic Income Conservative Series. The asset allocation range for the Series is expected to be 25%-55% in the underlying stock funds and 45%-75% in the underlying bond funds.

3)	The first paragraph of the “Summary of Past Performance” section of the Summary Prospectus and the corresponding section of the Prospectus is hereby deleted and replaced by the following:

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the performance of the Class S shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class S and Class I shares of the Series for different periods compare to those of a broad-based securities index and a blended index. For the period from August 1, 2012 through September 30, 2013, the blended index consists of the Russell 3000® Value Index (40%), MSCI ACWI ex USA Index (10%), MSCI U.S. Real Estate Investment Trust Index (10%), and Bloomberg Barclays U.S. Aggregate Bond Index (40%). For the period from October 1, 2013 through August 19, 2018, the blended index consists of the Russell 3000® Value Index (32%), MSCI ACWI ex USA Index (8%), MSCI U.S. Real Estate Investment Trust Index (10%), and Bloomberg Barclays U.S. Aggregate Bond Index (50%). For the period beginning August 20, 2018, the blended index consists of the Russell 3000® Value Index (35%), MSCI U.S. Real Estate Investment Trust Index (5%), Bloomberg Barclays U.S. Aggregate Bond Index (35%), and ICE BofA Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index. The changes in the blended index reflect changes in the target allocations of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

4)	All other references to the Strategic Income Moderate Series Benchmark are hereby revised to refer to the Blended Index.

Strategic Income Moderate Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated July 20, 2018 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2018 for the following Series and Classes of the Fund:

Strategic Income Moderate Series (the “Series”) – Class I and S

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus, and Statement of Additional Information, and should be read in conjunction with those documents.

As of August 20, 2018 (the “Effective Date”), the name and asset allocation ranges of the Series will be changed as follows:

	Current	New
Series Name	Strategic Income Moderate Series	Income Series
Asset Allocation Ranges	Stock Range: 35% - 65% Bond Range: 35% - 65%	Stock Range: 25% - 55% Bond Range: 45% - 75%

Accordingly, as of the Effective Date, the Prospectus, Summary Prospectus and Statement of Additional Information are hereby supplemented and revised as follows:

1)	All references to the Strategic Income Moderate Series are hereby revised to refer to the Income Series.

2)	The fourth paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and the corresponding section of the Prospectus is hereby deleted and replaced by the following:

The Series is managed with a less conservative asset allocation than the Strategic Income Conservative Series. The asset allocation range for the Series is expected to be 25%-55% in the underlying stock funds and 45%-75% in the underlying bond funds.

3)	The first paragraph of the “Summary of Past Performance” section of the Summary Prospectus and the corresponding section of the Prospectus is hereby deleted and replaced by the following:

The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the performance of the Class S shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class S and Class I shares of the Series for different periods compare to those of a broad-based securities index and a blended index. For the period from August 1, 2012 through September 30, 2013, the blended index consists of the Russell 3000® Value Index (40%), MSCI ACWI ex USA Index (10%), MSCI U.S. Real Estate Investment Trust Index (10%), and Bloomberg Barclays U.S. Aggregate Bond Index (40%). For the period from October 1, 2013 through August 19, 2018, the blended index consists of the Russell 3000® Value Index (32%), MSCI ACWI ex USA Index (8%), MSCI U.S. Real Estate Investment Trust Index (10%), and Bloomberg Barclays U.S. Aggregate Bond Index (50%). For the period beginning August 20, 2018, the blended index consists of the Russell 3000® Value Index (35%), MSCI U.S. Real Estate Investment Trust Index (5%), Bloomberg Barclays U.S. Aggregate Bond Index (35%), and ICE BofA Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index. The changes in the blended index reflect changes in the target allocations of the Series. The blended index is provided because it better reflects the asset allocation of the Series as compared to the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

4)	All other references to the Strategic Income Moderate Series Benchmark are hereby revised to refer to the Blended Index.